Collateralized accounts receivable and recourse and non-recourse debt (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Collateralized Accounts Receivable

	12.31.2019	12.31.2018
Estimated residual value of leased assets	—	215.8
Minimum lease payments receivable	—	122.6
Guaranteed operation (cash inflow)	17.6	27.0
Impairment	—	(129.5)

Investment in sales-type lease	17.6	235.9

Current portion	4.0	218.5
Non-current portion	13.6	17.4

Summary of Recourse and Non-Recourse Debt
10.2	Recourse and non-recourse debt

	12.31.2019	12.31.2018
Recourse debt	10.6	330.6
Non-recourse debt	7.0	10.8

	17.6	341.4

Current portion	4.0	324.0
Non-current portion	13.6	17.4